Dyal Acquisition - Additional Information (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 segment	Jun. 30, 2021 USD ($)	Jun. 30, 2021 SEGMENT
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of operating segments		1		1
Number of reportable segments		1		1
Dyal [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
GAAP revenue	$ 39.9		$ 39.9